Shareholders' Equity (Details Textual)	0 Months Ended				1 Months Ended		0 Months Ended		1 Months Ended									12 Months Ended							12 Months Ended			0 Months Ended					0 Months Ended									1 Months Ended			0 Months Ended
	Jun. 24, 2011 USD ($)	Jun. 24, 2011 EUR (€)	Jun. 25, 2010 USD ($)	Jun. 25, 2010 EUR (€)	Jun. 24, 2014 USD ($)	Jun. 24, 2014 EUR (€)	Jun. 20, 2013 USD ($)	Jun. 20, 2013 EUR (€)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Jul. 31, 2012	Jun. 30, 2011 USD ($)	Jun. 30, 2011 EUR (€)	Dec. 31, 2010	Jun. 30, 2010 USD ($)	Jun. 30, 2010 EUR (€)	Jan. 31, 1997	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2007	Sep. 30, 2014	Jul. 31, 2013	Jul. 31, 2011	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 IPO [Member] USD ($)	Dec. 31, 2014 Private Placement [Member] USD ($)	Jun. 20, 2013 Scientific Advisory Board [Member] USD ($)	Jun. 20, 2013 Scientific Advisory Board [Member] EUR (€)	Aug. 31, 2013 Scientific Advisory Board [Member]	Mar. 13, 2012 Warrants One [Member] USD ($)	Mar. 13, 2012 Warrants Two [Member] USD ($)	Mar. 13, 2012 Eclat Pharmaceuticals [Member] USD ($)	Dec. 11, 2014 Free Share Awards [Member]	Dec. 07, 2013 Free Share Awards [Member]	Dec. 12, 2013 Free Share Awards [Member]	Dec. 06, 2012 Free Share Awards [Member]	Dec. 10, 2012 Free Share Awards [Member]	Dec. 07, 2011 Free Share Awards [Member]	Dec. 06, 2010 Free Share Awards [Member]	Dec. 11, 2009 Free Share Awards [Member]	Dec. 31, 2012 Free Share Awards [Member]	Dec. 31, 2011 Free Share Awards [Member]	Jun. 24, 2014 Free Share Awards [Member]	Dec. 11, 2013 Free Share Awards [Member] Issue One [Member]	Dec. 11, 2014 Free Share Awards [Member] Issue Two [Member]	Jun. 20, 2013 Restricted Stock [Member]
Class of Stock [Line Items]
Number Of Warrants Authorized For Subscription	350,000	350,000	250,000	250,000	300,000	300,000	270,000	270,000																				20,000	20,000
Warrants Subscription Price	$ 0.67	€ 0.47	$ 0.90	€ 0.70	$ 1.22	€ 0.89	$ 0.57	€ 0.43																				$ 0.57	€ 0.43
Share Purchase Price					$ 14.87	€ 10.94			$ 6.14	€ 4.58		$ 5.03	€ 3.54		$ 6.68	€ 5.44
Social Contribution																	45.00%
Additional Social Security Contribution																					10.00%
Percentage Of Share Price																					25.00%
Contribution Rate														14.00%
Options authorized Free of Charge Share Award Granted and Outstanding																																												250,000			200,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																																		188,300		192,500		189,700	200,000	230,000	295,000
Stock Issued During Period, Shares, New Issues																										12,400,000								150,600	137,150		208,150					45,000	267,400		10,000	6,000
Accumulated Statutory Deficit																		$ 148,400,000
Increased Contribution Rate											30.00%
Warrants Issued During Period Warrants New Issues																																	3,300,000
Class Of Warrant Or Right Exercisable																															2,200,000	1,100,000
Warrants Exercised																		200,000
Warrants Cancelled																		50,000
Warrants Subscribed																						298,000	180,000	300,000						20,000
Stock Issued During Period, Shares, Acquisitions																											1,026,364
Shares Issued, Price Per Share																										$ 9.75	$ 12.71
Stock Issued During Period, Value, Acquisitions																		13,050,000									13,049,000
Payment Of Commission Price Per Share																										$ 0.585
Stock Issued During Period, Value, New Issues																		6,025,000	399,000	601,000						113,600,000
Stockholders' Equity, Period Increase (Decrease)																										115,200,000
Payments of Stock Issuance Costs																										700,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term																									4 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term																		10 years
Tax Relief																										$ 2,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																															$ 7.44	$ 11.00